Stockholders' Equity (Deficit) - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 1.0	$ 1.6	$ 2.0	$ 3.0
Fair Value per share (usd per share)	$ 1.27	$ 3.61	$ 2.28	$ 4.42
2016 Employee Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 1.0	$ 1.1	$ 2.0	$ 2.1	$ 3.9	$ 1.0
Fair Value per share (usd per share)	$ 1.27	$ 3.61	$ 2.28	$ 4.42	$ 4.39	$ 24.56
Unrecognized share-based compensation expense	$ 5.9		$ 5.9		$ 7.0
Weighted average grant date fair value, period			1 year 10 months 25 days		2 years 1 month 5 days